Interest Income and Expense (Tables)	9 Months Ended
Jul. 31, 2021
Analysis of income and expense [abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement.

Interest Income and Expense[1]

(millions of Canadian dollars)		For the three months ended
	July 31, 2021		July 31, 2020
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$6,369	$812	$6,867	$1,039

Measured at FVOCI	128	n/a	274	n/a

	6,497	812	7,141	1,039

Not measured at amortized cost or FVOCI[2]	809	490	1,004	1,005
Total	$7,306	$1,302	$8,145	$2,044

		For the nine months ended
	July 31, 2021		July 31, 2020
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$19,244	$2,681	$22,155	$5,379

Measured at FVOCI	438	n/a	1,555	n/a

	19,682	2,681	23,710	5,379

Not measured at amortized cost or FVOCI[2]	2,460	1,592	4,298	4,159
Total	$22,142	$4,273	$28,008	$9,538

[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.